Certnys

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications
Electronic Mail Only

17010187

May 4, 2017

Received SEC
MAY - 4 2017
Washington, DC 20549

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 4, 2017 The Nasdaq Stock Market (the "Exchange") received from ENDRA Life Sciences Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.0001 per share

Warrants, each to purchase one share of Common Stock

Units, each consisting of one share of Common Stock and a Warrant to purchase one share of Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery